Deposits - Summary of Breakdown of Deposits (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deposits [Line Items]
Current	R$ 273,339	R$ 249,015
Non-current	129,599	80,399
Total	402,938	329,414
Interest-bearing deposits [Member]
Disclosure of deposits [Line Items]
Current	204,363	187,882
Non-current	129,599	80,399
Total	333,962	268,281
Time deposits [Member]
Disclosure of deposits [Line Items]
Current	82,718	75,913
Non-current	129,082	80,361
Total	211,800	156,274
Interbank deposits [Member]
Disclosure of deposits [Line Items]
Current	1,665	3,719
Non-current	517	38
Total	2,182	3,757
Savings deposits [Member]
Disclosure of deposits [Line Items]
Current	119,980	108,250
Total	119,980	108,250
Non-interest bearing deposits [Member]
Disclosure of deposits [Line Items]
Current	68,976	61,133
Total	68,976	61,133
Demand deposits [Member]
Disclosure of deposits [Line Items]
Current	68,973	61,133
Total	68,973	R$ 61,133
Other [Member]
Disclosure of deposits [Line Items]
Current	3
Total	R$ 3